OPERATING LEASE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 17, 2019
Restructuring Cost and Reserve [Line Items]
Lease right of use asset	$ 112,076	$ 126,118
Lease liability	122,901
Operating lease, right-of-use asset, amortization expense	592,909
Impaired right-of-use asset		333,571
Impaired lease liability		349,428
Unamortized lease right of use asset	112,076
Rent expense	$ 32,087	$ 101,845
TRAQIQ Solutions Private Limited [Member]
Restructuring Cost and Reserve [Line Items]
Lease right of use asset			$ 576,566
Lease liability			$ 585,207